Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of January 1, 2022	Increases	Decreases	Transfer	Currency translation	As of December 31, 2022
Patents	65	—	—	—	—	65
Software	657	1	—	—	—	658
Intangible assets in progress	—	—	—	—	—	—
Gross book value of intangible assets	722	1	—	—	—	723
Patents	(65)	—	—	—	—	(65)
Software	(652)	(4)	—	—	—	(657)
Accumulated depreciation of intangible assets (1)	(717)	(4)	—	—	—	(721)
Net book value of intangible assets	4	(3)	—	—	—	1
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2021	Increases	Decreases	Transfer	Currency translation	As of December 31, 2021
Patents	65	—	—	—	—	65
Software	651	5	—	—	—	657
Intangible assets in progress	—	—	—	—	—	—
Gross book value of intangible assets	717	5	—	—	—	722
Patents	(65)	—	—	—	—	(65)
Software	(630)	(22)	—	0	0	(652)
Accumulated depreciation of intangible assets (1)	(695)	(22)	—	—	—	(717)
Net book value of intangible assets	21	(17)	—	0	0	4
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses